Stockholders' Equity - Narrative - General (Detail) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common and preferred shares authorized (in shares)	1,100,000,000	1,100,000,000
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	999,999,000	999,999,000	999,999,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,000	1,000	1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01